Shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of common shares issued and outstanding
Issued and outstanding:

	Voting common shares	Treasury shares	Common shares outstanding, net of treasury shares
Issued and outstanding at December 31, 2015	33,150,281	(1,256,803)	31,893,478
Issued upon exercise of stock options (note 21(b))	102,040	—	102,040
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 21(c(i)) and 21(d))	—	(1,043,998)	(1,043,998)
Settlement of certain equity classified stock-based compensation	—	87,554	87,554
Retired through Share Purchase Program (note 17(c))	(2,733,414)	—	(2,733,414)
Issued and outstanding at December 31, 2016	30,518,907	(2,213,247)	28,305,660
Issued upon exercise of stock options (note 21(b))	176,800	—	176,800
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 21(c(i)) and 21(d))	—	(758,271)	(758,271)
Settlement of certain equity classified stock-based compensation	—	353,592	353,592
Retired through Share Purchase Programs (note 17(c))	(2,625,557)	—	(2,625,557)
Issued and outstanding at December 31, 2017	28,070,150	(2,617,926)	25,452,224

Schedule of net (loss) income per share

Year ended December 31,	2017	2016
Net income (loss) available to common shareholders	$5,264	$(445)

Weighted average number of common shares	26,697,066	29,965,899
Weighted average of effects:
Dilutive effect of treasury shares	2,622,957	—
Dilutive effect of stock options	285,703	—
Weighted average number of diluted common shares	29,605,726	29,965,899

Basic net income (loss) per share	$0.20	$(0.01)
Diluted net income (loss) per share	$0.18	$(0.01)

Schedule of shares repurchased
The Company engaged in the following normal course issuer bids ("NCIBs") during the years ended December 31, 2016 and December 31, 2017:

Commencement date	Facilities	Maximum number of shares to be purchased	Actual number of shares purchased and subsequently cancelled	Reduction to common shares	Increase to additional paid in capital

March 21, 2016	NYSE	1,657,514	1,657,514	$14,121	$9,021
August 9, 2016	TSX	1,075,968	1,075,900	9,237	5,133
Total during the year ended December 31, 2016		2,733,482	2,733,414	$23,358	$14,154

First phase: amended NCIB(i)	TSX	819,395	819,395	$7,057	$1,576
Second phase: amended NCIB(ii)	TSX	838,119	663,400	5,706	1,908
August 14, 2017(iii)(iv)	NYSE, TSX	2,424,333	1,142,762	9,810	4,119
Total during the year ended December 31, 2017		4,081,847	2,625,557	$22,573	$7,603
(i) On March 28, 2017 the Company announced an increase to the maximum number of shares to be purchased relating to the NCIB that commenced on August 9, 2016 from the original 1,075,968 to 1,895,363 as of April 1, 2017.
(ii) On May 25, 2017 the Company announced a further increase to the maximum number of shares to be purchased relating to the NCIB that commenced on August 9, 2016 from the amended 1,895,363 to 2,733,482 as of June 1, 2017.
(iii) This NCIB is ongoing. All other NCIBs have reached expiration.
(iv) In order to comply with relevant securities laws, the Company can purchase a maximum of 1,460,089 of the shares on the NYSE, which represents 5% of the issued and outstanding common shares.